Commitments and Contingencies (Tables)	9 Months Ended
Sep. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Loss Contingencies by Number of Claims
Asbestos-related claims activity since December 31, 2021 is as follows:

Nine Months Ended
September 30, 2022
(Number of claims)
Claims unresolved, beginning of period	14,559
Claims filed (1)	3,285
Claims resolved (2)	(3,677)
Claims unresolved, end of period	14,167

(1)	Claims filed include all asbestos claims for which notification has been received or a file has been opened.
(2)
Claims resolved include all asbestos claims that have been settled, dismissed or that are in the process of being settled or dismissed based upon agreements or understandings in place with counsel for the claimants.

Schedule of Asbestos Related Litigation
The Company’s Consolidated Balance Sheet included the following amounts related to asbestos-related litigation:

September 30, 2022
(In thousands)
Long-term asbestos insurance asset (1)	$216,760
Long-term asbestos insurance receivable (1)	23,291
Accrued asbestos liability (2)	34,841
Long-term asbestos liability (3)	236,757

(1)	Included in Other assets in the Consolidated Balance Sheet.
(2)
Represents current accruals for probable and reasonably estimable asbestos-related liability costs that the Company believes the subsidiaries will pay, and unpaid legal costs related to defending themselves against asbestos-related liability claims and legal action against the Company’s insurers, which is included in Accrued liabilities in the Consolidated Balance Sheet.

(3)	Included in Other liabilities in the Consolidated Balance Sheet.